Related Party Transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 18,319	$ 2,580	¥ 24,798
Related Party
Related Party Transaction [Line Items]
Other current liabilities	26,032	$ 3,667	24,861
Related Party | Mianbi
Related Party Transaction [Line Items]
Amounts due from related parties	13,567
Other current liabilities	14,621
Related Party | Kuaishou Group
Related Party Transaction [Line Items]
Amounts due from related parties	2,492		2,182
Other current liabilities	4,174		5,780
Related Party | Tencent Group
Related Party Transaction [Line Items]
Amounts due from related parties	2,260		22,616
Other current liabilities	¥ 7,237		¥ 19,081